Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and Development Expense (Income)		$ 3,182	$ 1,096	$ 5,608	$ 8,094	$ 8,793	$ 13,884
General and administrative		1,880	457	4,121	2,359	3,076	4,156
Total operating expenses		5,062	1,553	9,729	10,453	11,869	18,040
Operating loss		(5,062)	(1,553)	(9,729)	(10,453)	(11,869)	(18,040)
Other (expense) income:
Interest (expense) income - royalty agreement		(1,017)	(1,298)	(2,764)	7,407	6,265	(10,364)
Interest expense – convertible notes payable		(220)	0	(249)	0
Fair value adjustments on derivative liabilities - royalty agreement		(75)	(52)	(404)	541	485	(300)
Fair value adjustments on convertible notes payable		(568)	0	(568)	0
Other (expense) income, net		167	71	231	657	712	126
Net loss	$ (13,500)	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Net loss per share:
Basic and diluted (in dollars per share)		$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)	$ 0.68	$ (4.82)
Weighted-average shares used in computing net loss per share:
Basic and diluted (in shares)		5,720,009	5,720,009	5,720,009	5,720,009	5,720,009	5,718,926